CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 25,047	$ 32,772	$ 46,173	$ 64,668
Cost of revenues	7,707	10,242	15,358	20,034
Gross profit	17,340	22,530	30,815	44,634
Operating expenses:
Research and development costs, net	10,752	12,480	21,246	24,510
Sales and marketing	10,522	12,220	21,409	23,909
General and administrative	17,558	4,303	21,518	8,340
Total operating expenses	38,832	29,003	64,173	56,759
Operating loss	(21,492)	(6,473)	(33,358)	(12,125)
Financial and other income, net	985	620	1,779	867
Loss before income tax expenses	(20,507)	(5,853)	(31,579)	(11,258)
Tax expenses	225	380	515	1,102
Net Loss	$ (20,732)	$ (6,233)	$ (32,094)	$ (12,360)
Basic net loss per share	$ (0.55)	$ (0.17)	$ (0.85)	$ (0.34)
Diluted net loss per share	$ (0.55)	$ (0.17)	$ (0.85)	$ (0.34)
Weighted average number of shares used in computing basic net loss per share (shares)	37,743,328	36,827,197	37,583,412	36,684,017
Weighted average number of shares used in computing diluted net loss per share (shares)	37,743,328	36,827,197	37,583,412	36,684,017